OTHER ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other assets [Abstract]
Finance lease receivables	$ 685	$ 788
Other assets	86	82
Total other assets	$ 771	$ 870